                              Janus Investment Fund

                           Janus Short-Term Bond Fund

                                 Class A Shares

                       Supplement dated December 23, 2009
                      to the Currently Effective Prospectus
                               dated July 2, 2009

Effective February 16, 2010, the maximum initial sales charge applied to purchases of Class A Shares of Janus Short-Term Bond Fund will change from 4.75% to 2.50% as noted below.

The following pertains to the "SHAREHOLDER FEES" portion of the FEES AND EXPENSES table, and replaces this portion of the table in its entirety:

 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                          Class A    Class C
 Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)
   Janus Flexible Bond Fund............................................   4.75%(2)   N/A
   Janus High-Yield Fund...............................................   4.75%(2)   N/A
   Janus Short-Term Bond Fund..........................................   2.50%(2)   N/A
 Maximum Deferred Sales Charge (load) (as a % of the lower of original
   purchase price or redemption proceeds)..............................   None(3)    1.00%(4)


 (1) Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares.
 (2) Sales charge may be waived for certain investors, as described in the Shareholder's Guide.
 (3) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. The contingent deferred sales charge is not reflected in the example.
 (4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors, as described in the Shareholder's Guide.

In addition, the following replaces in its entirety the corresponding information found in the SHAREHOLDER'S GUIDE section of the Prospectus under "PURCHASES" pertaining to Class A Shares' initial sales charges:

                                                   Class A Shares Sales Charge
                                                       as a Percentage of
                                                  ----------------------------
                                                  Offering          Net Amount
  Amount of Purchase at Offering Price            Price(1)           Invested
  JANUS FLEXIBLE BOND FUND AND JANUS HIGH-YIELD
    FUND
  Under $50,000                                     4.75%              4.99%
  $50,000 but under $100,000                        4.50%              4.71%
  $100,000 but under $250,000                       3.50%              3.63%
  $250,000 but under $500,000                       2.50%              2.56%
  $500,000 but under $1,000,000                     2.00%              2.04%
  $1,000,000 and above                              None(2)            None
  JANUS SHORT-TERM BOND FUND(3)
  Under $50,000                                     2.50%              2.56%
  $50,000 but under $100,000                        2.25%              2.30%
  $100,000 but under $250,000                       2.00%              2.04%
  $250,000 but under $500,000                       1.50%              1.52%
  $500,000 but under $1,000,000                     1.00%              1.01%
  $1,000,000 and above                              None(2)            None


  (1) Offering Price includes the initial sales charge.
  (2) A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.
  (3) A shareholder who exchanges Shares into a Fund with a higher sales charge may be required to pay the new Fund's initial sales charge or the difference between the Fund's sales charge and the sales charge applicable to the new Fund.

                Please retain this Supplement with your records.

                              Janus Investment Fund

                           Janus Short-Term Bond Fund

                                 Class A Shares

                       Supplement dated December 23, 2009
         to the Currently Effective Statement of Additional Information
                               dated July 2, 2009

Effective February 16, 2010, the following replaces the corresponding information found in the SHARES OF THE TRUST section of the Statement of Additional Information under "PURCHASES" pertaining to Class A Shares' initial sales charges:

                                             Sales Charge as a    Sales Charge as a    Amount of Sales Charge Reallowed
                                               Percentage of      Percentage of Net    to Financial Intermediaries as a
  Amount of Purchase at Offering Price        Offering Price*      Amount Invested       Percentage of Offering Price
                                             -----------------    -----------------    --------------------------------

  EQUITY FUNDS
    Under $50,000                                   5.75%                6.10%                       5.00%
    $50,000 but under $100,000                      4.50%                4.71%                       3.75%
    $100,000 but under $250,000                     3.50%                3.63%                       2.75%
    $250,000 but under $500,000                     2.50%                2.56%                       2.00%
    $500,000 but under $1,000,000                   2.00%                2.04%                       1.60%
    $1,000,000 and above                            None**               None                        None

  JANUS FLEXIBLE BOND FUND AND JANUS HIGH-
    YIELD FUND
    Under $50,000                                   4.75%                4.99%                       4.25%
    $50,000 but under $100,000                      4.50%                4.71%                       4.00%
    $100,000 but under $250,000                     3.50%                3.63%                       3.00%
    $250,000 but under $500,000                     2.50%                2.56%                       2.25%
    $500,000 but under $1,000,000                   2.00%                2.04%                       1.75%
    $1,000,000 and above                            None**               None                        None

  JANUS SHORT-TERM BOND FUND***
    Under $50,000                                   2.50%                2.56%                       2.00%
    $50,000 but under $100,000                      2.25%                2.30%                       1.75%
    $100,000 but under $250,000                     2.00%                2.04%                       1.50%
    $250,000 but under $500,000                     1.50%                1.52%                       1.25%
    $500,000 but under $1,000,000                   1.00%                1.01%                       0.75%
    $1,000,000 and above                            None**               None                        None


    * Offering Price includes the initial sales charge.
   ** A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.
  *** A shareholder who exchanges Shares into a Fund with a higher sales charge may be required to pay the new Fund's initial sales charge or the difference between the Fund's sales charge and the sales charge applicable to the new Fund.

                Please retain this Supplement with your records.